BUSINESS COMBINATIONS - Disclosure of assets purchased and the liabilities assumed - Acquisition of Uppay (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 39,886	$ 14,934	$ 18,329
Uppay [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 4,696
Deferred consideration		495
Total consideration		5,191
Amounts recognized on the acquisition date:
Cash and cash equivalents		15
Segregated account		22
Trade receivables		43
Inventory		30
Other receivables		53
Customer relations		1,023
Technology		955
Property and equipment		787
Trade payables		(76)
Other payables		(54)
Deferred tax liability		(672)
Total consideration		2,126
Goodwill	[1]	3,065
Total consideration		5,191
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary		4,696
Cash and cash equivalents consolidated for the first time		(15)
As reported in cash flows from investing activities for the acquisition		$ 4,681

[1]	The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Uppay's expressed by synergy of good reputation and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Uppay represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.